Intangible assets and goodwill - Goodwill (Details) € in Thousands	12 Months Ended	36 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 EUR (€) item	Jun. 30, 2021 EUR (€)	Oct. 31, 2014	Oct. 09, 2014
Disclosure of information for cash-generating units
Number of business combinations during period | item		0
Number of cash-generating units	2
Goodwill	€ 138,892	€ 138,892	€ 138,892
Period of budgets used for cash flow forecasts	5 years
Impairment loss goodwill and intangible assets	€ 0
Period on which pre-tax discount rate is based	2 years
mytheresa.com GmbH
Disclosure of information for cash-generating units
Percentage of voting equity interests acquired					100.00%
Theresa Warenvertrieb GmbH
Disclosure of information for cash-generating units
Percentage of voting equity interests acquired				100.00%
Online
Disclosure of information for cash-generating units
Goodwill	€ 137,933	€ 137,933
Online | Goodwill
Disclosure of information for cash-generating units
Budgeted revenue growth rate (average of next five years)	20.40%	20.40%	18.10%
Terminal revenue growth rate	2.00%	2.00%	2.00%
Discount rate	19.40%	19.40%	15.50%
Leased retail stores
Disclosure of information for cash-generating units
Goodwill	€ 959	€ 959
Leased retail stores | Goodwill
Disclosure of information for cash-generating units
Budgeted revenue growth rate (average of next five years)	1.20%	1.20%	7.10%
Terminal revenue growth rate	2.00%	2.00%	2.00%
Discount rate	11.50%	11.50%	10.80%